Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations
Well capitalized” regulatory requirements are the quantitative measures established by regulation to ensure capital adequacy require Sallie Mae Bank to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier I Capital to risk-weighted assets and of Tier I Capital to average assets, as defined by the regulation. The following amounts and ratios are based upon Sallie Mae Bank and do not reflect the effect of the Spin transaction.

	Actual		Well Capitalized Regulatory Requirements
	Amount	Ratio	Amount		Ratio
As of December 31, 2013:
Tier I Capital (to Average Assets)	$1,221,416	11.7%	$521,973	>	5.0%
Tier I Capital (to Risk Weighted Assets)	$1,221,416	16.4%	$446,860	>	6.0%
Total Capital (to Risk Weighted Assets)	$1,289,497	17.3%	$745,374	>	10.0%

As of December 31, 2012:
Tier I Capital (to Average Assets)	$997,463	11.5%	$432,324	>	5.0%
Tier I Capital (to Risk Weighted Assets)	$997,463	15.0%	$398,105	>	6.0%
Total Capital (to Risk Weighted Assets)	$1,066,652	16.1%	$663,509	>	10.0%